Summary of Activity of RSU and PSU Awards Under the 2019 Plan (Detail) - 2019 Plan - $ / shares		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
RSU and PSU
Beginning Balance		721,901		657,620	640,750
Share units granted during the period		207,790		384,428	309,192
Share units vested during the period		(285,688)	[1]	(300,404)	(281,377)
Share units forfeited during the period		(18,753)		(19,743)	(10,945)
Ending Balance		625,250		721,901	657,620
Total share units outstanding and expected to vest at period end		590,615
RSU
RSU and PSU
Beginning Balance		538,341		657,620	640,750
Share units granted during the period		102,956		200,868	309,192
Share units vested during the period		(278,684)	[1]	(300,404)	(281,377)
Share units forfeited during the period		(18,753)		(19,743)	(10,945)
Ending Balance		343,860		538,341	657,620
PSU
RSU and PSU
Beginning Balance	[2]	183,560
Share units granted during the period	[2]	104,834		183,560
Share units vested during the period	[1],[2]	(7,004)
Ending Balance	[2]	281,390		183,560
RSU and PSU
Weighted average grant date fair value
Beginning Balance		$ 14.55		$ 11.95	$ 14.20
Share units granted during the period		44.62		16.96	9.20
Share units vested during the period		12.32	[1]	12.08	13.97
Share units forfeited during the period		12.70		12.62	14.32
Ending Balance		25.37		$ 14.55	$ 11.95
Total share units outstanding and expected to vest at December 31, 2021		$ 25.12

[1]	As of December 31, 2021, an incremental fair value expense of $577 was recognized for certain awards that were modified to accelerate vesting upon retirement.
[2]

The grant date fair value of PSU awards granted during 2021 and 2020 were $55.85 per share and $22.06 per share, respectively. On the settlement date for each measurement period of market-based awards, grantees may receive shares equal to 0% to 200% of the awards granted depending upon the achievement of certain market criteria based on the Company’s TSR relative to the peer group during the three-year performance period.